Digital Assets (Details) - Schedule of additional information about bitcoin - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Additional Information About Bitcoin Abstract
Opening balance
Ending balance	6,030
Receipt of bitcoins from mining services	10,920
Impairment of bitcoins	¥ (4,890)